Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future annual minimum lease payments under non-cancelable operating leases
2013	$ 23,134
2014	20,075
2015	15,833
2016	13,299
2017	8,632
Thereafter	22,306
Total	$ 103,279